UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                               -----------------------

Check here if Amendment [  ]; Amendment Number:
                                               -------
This Amendment (Check only one.):           [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alden Global Capital Limited
           ----------------------------------------------
Address:   One Waverley Place, Union Street
           ----------------------------------------------
           St Helier, Jersey JE2 3RF
           ----------------------------------------------

Form 13F File Number:  028-14287
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bruce Schnelwar
        -----------------------------------------------
Title:  Director
        -----------------------------------------------
Phone:  212-888-5500
        -----------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Bruce Schnelwar                        New York, New York         5/15/2012
---------------------------------  -------------------------------   ----------
     [Signature]                            [City, State]               [Date]


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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:  $      779,448
                                         --------------
                                         (In Thousands)


List of Other Included Managers:  NONE






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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
A H BELO CORP                COM CL A         001282102    2,231   456,193 SH       SOLE                  456,193      0    0
BANK OF AMERICA CORPORATION  COM              060505104   64,265 6,715,300 SH       SOLE                6,715,300      0    0
BUILD A BEAR WORKSHOP        COM              120076104    3,077   586,135 SH       SOLE                  586,135      0    0
CASCADE BANCORP              COM              147154207   12,993 2,287,500 SH       SOLE                2,287,500      0    0
CHRISTOPHER & BANKS CORP     COM              171046105      852   457,965 SH       SOLE                  457,965      0    0
CITIGROUP INC                COM NEW          172967424   36,830 1,007,650 SH       SOLE                1,007,650      0    0
DELPHI AUTOMOTIVE PLC        SHS              G27823106  169,960 5,378,475 SH       SOLE                5,378,475      0    0
ENTERCOM COMMUNICATIONS CORP CL A             293639100    2,607   401,662 SH       SOLE                  401,662      0    0
FINISH LINE INC              CL A             317923100    8,976   423,000 SH       SOLE                  423,000      0    0
FOOT LOCKER INC              COM              344849104    8,352   269,000 SH       SOLE                  269,000      0    0
FORD MTR CO DEL              *W EXP 01/01/201 345370134   26,411 7,589,300 SH       SOLE                7,589,300      0    0
FORTUNE BRANDS HOME & SEC IN COM              34964C106    5,142   233,000 SH       SOLE                  233,000      0    0
GANNETT INC                  COM              364730101   96,619 6,302,613 SH       SOLE                6,302,613      0    0
ISTAR FINL INC               COM              45031U101   14,500 2,000,000 SH       SOLE                2,000,000      0    0
LENNAR CORP                  CL A             526057104   18,673   687,000 SH       SOLE                  687,000      0    0
LIMITED BRANDS INC           COM              532716107   11,040   230,000 SH       SOLE                  230,000      0    0
LIN TV CORP                  CL A             532774106    2,958   730,394 SH       SOLE                  730,394      0    0
LOUISIANA PAC CORP           COM              546347105   23,729 2,537,866 SH       SOLE                2,537,866      0    0
MASCO CORP                   COM              574599106    9,854   737,000 SH       SOLE                  737,000      0    0
MCCLATCHY CO                 CL A             579489105    5,887 2,037,000 SH       SOLE                2,037,000      0    0
M D C HLDGS INC              COM              552676108    7,892   306,000 SH       SOLE                  306,000      0    0
MERITAGE HOMES CORP          COM              59001A102    4,792   177,100 SH       SOLE                  177,100      0    0
NEXSTAR BROADCASTING GROUP I CL A             65336K103    6,083   732,050 SH       SOLE                  732,050      0    0
PULTE GROUP INC              COM              745867101   12,871 1,454,300 SH       SOLE                1,454,300      0    0
ROYAL BK SCOTLND GROUP PLC   SP ADR PREF T    780097713      380    20,000 SH       SOLE                   20,000      0    0
ROYAL BK SCOTLND GROUP PLC   SP ADR PREF S    780097739    2,004   120,000 SH       SOLE                  120,000      0    0
ROYAL BK SCOTLND GROUP PLC   ADR PREF SHS R   780097747      326    20,000 SH       SOLE                   20,000      0    0
ROYAL BK SCOTLND GROUP PLC   ADR PREF SHS Q   780097754      340    20,000 SH       SOLE                   20,000      0    0
ROYAL BK SCOTLND GROUP PLC   ADR PFD SER P    780097762      326    20,000 SH       SOLE                   20,000      0    0
ROYAL BK SCOTLND GROUP PLC   ADR PREF SER N   780097770      323    20,000 SH       SOLE                   20,000      0    0
ROYAL BK SCOTLND GROUP PLC   SP ADR L RP PF   780097788      373    20,000 SH       SOLE                   20,000      0    0
ROYAL BK SCOTLND GROUP PLC   SP ADR PREF M    780097796    1,562    95,000 SH       SOLE                   95,000      0    0
RYLAND GROUP INC             COM              783764103    6,652   345,000 SH       SOLE                  345,000      0    0
SALEM COMMUNICATIONS CORP DE CL A             794093104      214    45,512 SH       SOLE                   45,512      0    0
STANDARD PAC CORP NEW        COM              85375C101    2,230   500,000 SH       SOLE                  500,000      0    0
TOLL BROTHERS INC            COM              889478103   15,162   632,000 SH       SOLE                  632,000      0    0
U S G CORP                   COM NEW          903293405   14,703   854,800 SH       SOLE                  854,800      0    0
VISTEON CORP                 COM NEW          92839U206   58,240 1,098,860 SH       SOLE                1,098,860      0    0
VIVUS INC                    COM              928551100    7,826   350,000 SH       SOLE                  350,000      0    0
YAHOO INC                    COM              984332106  112,193 7,371,387 SH       SOLE                7,371,387      0    0
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